Note 14 - Stock-based Compensation	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
14.	STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In
October 1999,
the Board adopted the
1999
Employee Stock Purchase Plan (
“1999
Purchase Plan”), which was approved by the shareholders prior to the consummation of its initial public offering in
August 2000.
A total of
50,000,000
ordinary shares were reserved for issuance under the
1999
Purchase Plan, plus annual increases on
January 1
of each year, commencing in
2001,
up to
40,000,000
shares as approved by the Board. In
June 2008,
an additional
20,000,000
shares were reserved for issuance as also approved by the Board. The
1999
Purchase Plan was subject to adjustment in the event of a stock split, stock dividend or other similar changes in ordinary shares or capital structure.

The
1999
Purchase Plan permitted eligible employees to purchase ordinary shares through payroll deductions, which may
range from
1%
to
10%
of an employee’s regular base pay. Beginning
November 1, 2005,
the
1999
Purchase Plan was implemented through consecutive offer periods of
3
months’ duration commencing on the
first
day of
February,
May,
August
and
November.
Under the
1999
Purchase Plan, ordinary shares
may
be purchased at a price equal to the lesser of
90%
of the fair market value of the Company’s ordinary shares on the date of grant of the option to purchase (which is the first
day of the offer period) or
90%
of the fair market value of the Company’s ordinary shares on the applicable exercise date (which is the last day of the offer period). Employees may
have elected to discontinue their participation in the purchase plan at any time; however, all of the employee’s payroll deductions previously credited to the employee’s account will be applied to the exercise of the employee’s option on the next exercise date. Participation ends automatically on termination of employment with the Company. If not
terminated earlier, the
1999
Purchase Plan had a term of
10
years.

As approved by the EGM held on
May 30, 2009,
the Company adopted the
2009
Employee Stock Purchase Plan (
“2009
Purchase Plan”) along with the Company delisting from SEHK in
September 2009.
The
2009
Purchase Plan succeeded the
1999
Purchas Plan, and the terms and provisions of
2009
Purchase Plan are generally the same as the
1999
Purchase Plan. The
2009
Purchase Plan has a term of
10
years, if
not
terminated earlier. A total of
25,000,000
ordinary shares were reserved for issuance under the
2009
Purchase Plan starting
November 2009.
As approved by the Annual General Meeting of Shareholders (“AGM”) held in
June 2012
and
June 2016,
additional
15,000,000
and
25,000,000
ordinary shares were reserved for issuance under the
2009
Purchase Plan, respectively. From
2016
to
2018,
8,564,500
ordinary shares had been purchased under the
2009
Purchase Plan.

Stock Option Plans

The Board adopted the
2005
Share Option Plan (
“2005
SOP”), which was effective on
March 2, 2006,
the date the Company completed the listing on the SEHK. The adoption of the
2005
SOP also resulted in the Board terminating the
1997
Stock Plan and
1999
Stock Incentive Plan. The Company began issuing stock options solely under the
2005
SOP for up to
100,000,000
ordinary shares. As approved by the EGM held on
May 30, 2009,
the number of shares available for issue was increased from
100,000,000
to
175,000,000
shares. The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK in
2009.
As approved by the AGM held on
June 22, 2012,
additional
50,000,000
ordinary shares were reserved for issuance under the
2005
SOP. Under the terms of the
2005
SOP, stock options are generally granted at fair market value of the Company’s ordinary shares. The stock options have a contractual term of
8
years from the date of grant and vest over a requisite service period of
4
years. As of
December 31, 2018,
the number of stock options outstanding and exercisable was
115,327,350
and
111,592,100,
respectively, under the
2005
SOP.

In
2015,
the Board adopted the
2015
Stock Incentive Plan (
“2015
SIP”), which was approved by the Shareholders in
July 2015,
and replaced the
2005
SOP after it expired on
March 2, 2016.
The
2015
SIP succeeded the
2005
SOP and the
2005
Share Incentive Plan (
“2005
SIP”). The
2015
SIP provides for the granting to employees of incentive stock options, restricted shares, cash dividend equivalent rights, RSUs or stock appreciation rights or similar right (collectively referred to as “Awards”) to the employees, directors and consultants of the Company. The maximum aggregate number of new shares reserved for issuance pursuant to all Awards under the
2015
SIP is
100,000,000
ordinary shares, plus the remaining balance rolled into the
2015
SIP from the
2005
SOP and
2005
SIP, respectively. The maximum number of and kind of Awards granted under the
2015
SIP shall
not
each exceed
125,000,000
ordinary shares. The Awards granted are generally vested over a requisite service period of
4
years. As of
December 31, 2018,
the number of stock options outstanding and exercisable was
60,266,600
and
33,900,800,
respectively, under the
2015
SIP.

A summary of the Company’s stock option activity under the plans as of
December 31, 2018,
and changes during the year then ended is presented as follows:

	Number of Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value

Outstanding Options, January 1, 2018	185,500,550	$0.0714
Granted	10,915,000	$0.0302
Exercised	(346,550)	$0.0280
Forfeited or expired	(20,475,050)	$0.1086

Outstanding Options, December 31, 2018	175,593,950	$0.0646	3.84	$22,000

Vested and Expected to Vest Options at December 31, 2018	172,238,777	$0.0652	3.79	$21,000

Exercisable Options at December 31, 2018	145,492,900	$0.0706	3.43	$16,000

The total intrinsic value of options exercised during the years ended
December 31, 2018,
2017,
and
2016
was
$1,800,
$5,000,
and
$1,000,
respectively.

The following table summarizes information about outstanding and vested stock options:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable and Vested	Weighted Average Exercise Price

$0.0270 - $0.0314	50,133,550	5.59	$0.0305	30,157,100	$0.0306
$0.0338 - $0.0472	22,499,250	5.56	$0.0420	13,895,550	$0.0425
$0.0506 - $0.0640	36,109,100	3.03	$0.0580	35,564,400	$0.0581
$0.0644 - $0.0800	35,697,550	3.81	$0.0782	34,721,350	$0.0782
$0.0834 - $0.1636	31,154,500	0.78	$0.1276	31,154,500	$0.1276

Balance, December 31, 2018	175,593,950	3.84	$0.0646	145,492,900	$0.0706

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table. Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant. The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options’ expected term. The dividend yield is zero
as the Company has never declared or paid dividends on the ordinary shares or other securities and does not
anticipate paying dividends in the foreseeable future.

	Stock Options									Employee Stock Purchase Plan
	Years Ended December 31									Years Ended December 31
	2018			2017			2016			2018			2017			2016

Risk-free interest rate	2.51%	-	2.85%	1.84%	-	1.93%	1.14%	-	1.33%	1.48%	-	2.32%	0.51%	-	1.18%	0.22%	-	0.35%
Expected life (Years)		5			5			5		0.25	-	0.26	0.25	-	0.26	0.25	-	0.26
Volatility	39%	-	42%	37%	-	38%		34%		29%	-	59%	40%	-	79%	34%	-	48%
Dividend		-			-			-			-			-			-

The weighted-average grant-date fair value of options granted during the years ended
December 31, 2018,
2017,
and
2016
was
$0.0114,
$0.0168,
and
$0.0097,
respectively. The weighted-average fair value of options granted under the
2009
Purchase Plan during the years ended
December 31, 2018,
2017,
and
2016
was
$0.0062,
$0.0092,
and
$0.0054,
respectively.

Share Incentive Plan

The Board adopted the
2005
SIP, which was effective on
March 2, 2006,
the date the Company completed the SEHK listing. The
2005
SIP provides for the grant of restricted shares, RSU, share appreciation rights and dividend equivalent rights up to
75,000,000
ordinary shares. As approved by the EGM held on
May 30, 2009,
the number of shares available for issue was increased from
75,000,000
to
125,000,000
shares. The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK. As approved by the AGM held on
June 22, 2012,
an additional
62,500,000
ordinary shares were reserved for issuance under the
2005
SIP. These awards under
2005
SIP
may
be granted to employees, directors and consultants of the Company. The granted RSUs are generally vested over a requisite service period of
4
years. In
2015,
the Board adopted the
2015
SIP, which was approved by the Shareholders in
July 2015,
and replaced the
2005
SIP after it expired on
March 2, 2016.
Please refer to above discussions for
2015
SIP.

A summary of the status of the Company’s RSUs as of
December 31, 2018,
and changes during the year ended
December 31, 2018,
is presented as follows:

	Number of Outstanding RSUs	Weighted Average Grant-Date Fair Value

Nonvested at January 1, 2018	72,117,700	$0.0429
Granted	38,308,750	$0.0291
Vested	(25,588,950)	$0.0467
Forfeited and expired	(4,073,700)	$0.0407

Nonvested at December 31, 2018	80,763,800	$0.0353

As of
December 31, 2018,
there was
$1,956,000
of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs. The cost is expected to be recognized over a weighted-average period of
2.28
years. The total fair value of RSUs vested during the years ended
December 31, 2018,
2017,
and
2016
was
$1,196,000,
$998,000,
and
$1,169,000,
respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended
December 31, 2018,
2017,
and
2016,
was
$96,000,
$113,000,
and
$75,000,
respectively.

Ordinary Shares Reserved

As of
December 31, 2018,
ordinary shares reserved for future issuance were as follows:

Outstanding stock options	175,593,950
Outstanding RSUs	80,763,800
Shares reserved for future Awards grants	164,925,000
Shares reserved for Employee Stock Purchase Plan	20,261,000

Total	441,543,750

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are mainly from the treasury shares.